Floor Plan Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Floor Plan Loans Payable [Abstract]
FLOOR PLAN LOANS PAYABLE

NOTE 12—FLOOR PLAN LOANS PAYABLE

At June 30, 2020 and December 31, 2019, $0 and $10,581, respectively, of machinery and equipment inventory was pledged to secure a floor plan loan from a commercial lender. The Company must remit proceeds from the sale of the secured inventory to the floor plan lender and pays a finance charge that can vary monthly at the option of the lender. The balance of the floor plan payable as of June 30, 2020 and December 31, 2019 amounted to $0 and $10,581, respectively. The balance of the floor plan payable was repaid in the six months ended June 30, 2020.

NOTE 12—FLOOR PLAN LOANS PAYABLE

At December 31, 2019 and 2018, $10,581 and $109,100 of machinery and equipment inventory was pledged to secure a floor plan loan from a commercial lender. The Company must remit proceeds from the sale of the secured inventory to the floor plan lender and pays a finance charge that can vary monthly at the option of the lender. The balance of the floor plan payable as of December 31, 2019 and 2018 amounted to $10,581 and $109,100, respectively.